Short-term investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of short-term investments

	December 31, 2019	December 31, 2018
Unrestricted
Maturing within three months	594,749	25,459
Maturing between three to six months	591,212	9,641
Maturing between six to twelve months	2,584	—
Total unrestricted short-term investments	1,188,545	35,100

Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Non-interest earning demand deposits	2,270	2,401
Interest earning demand and term deposits	27,565	14,835
Total restricted short-term investments	29,835	17,236

Total short-term investments	1,218,380	52,336